SUBSIDIARIES (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2022	Jul. 16, 2021
Australian rail operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	80.00%	80.00%
Voting interest (%)	80.00%	80.00%
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	31.00%	31.00%
Voting interest (%)	92.00%	92.00%
Colombian natural gas distribution operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	21.00%	21.00%
Voting interest (%)	75.00%	75.00%
Brazilian electricity transmission operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	31.00%
Voting interest (%)	0.00%	100.00%
Disposal of ownership interest, percentage			31.00%
European residential infrastructure operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	11.00%	11.00%
Voting interest (%)	51.00%	51.00%
North American residential energy infrastructure operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	26.00%	30.00%
Voting interest (%)	100.00%	100.00%
Disposal of ownership interest, percentage				40.00%
Indian gas transmission operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	21.00%	23.00%
Voting interest (%)	75.00%	80.00%
UK residential infrastructure business
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	15.00%	15.00%
Voting interest (%)	60.00%	60.00%
North American rail operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	9.00%	9.00%
Voting interest (%)	72.00%	72.00%
U.K. ports operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	59.00%	59.00%
Voting interest (%)	100.00%	100.00%
Australian port operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	27.00%	27.00%
Voting interest (%)	67.00%	67.00%
Indian toll roads
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	40.00%	40.00%
Voting interest (%)	93.00%	93.00%
Peruvian toll roads
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	17.00%	17.00%
Voting interest (%)	57.00%	57.00%
Indian toll roads - Simhapuri Expressway Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	29.00%	29.00%
Voting interest (%)	95.00%	93.00%
Indian roll roads - Rayalseema Expressway Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	29.00%	26.00%
Voting interest (%)	95.00%	84.00%
North American gas storage - Warwick Gas Storage L.P.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	25.00%	25.00%
Voting interest (%)	100.00%	100.00%
North American gas storage operation - Lodi Gas Storage
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	40.00%	40.00%
Voting interest (%)	100.00%	100.00%
North American gas storage operation - Rockpoint Gas Storage Partners L.P.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	40.00%	40.00%
Voting interest (%)	100.00%	100.00%
Canadian diversified midstream operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	56.00%	59.00%
Voting interest (%)	100.00%	100.00%
Western Canadian natural gas gathering and processing operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	29.00%	29.00%
Voting interest (%)	100.00%	100.00%
U.S. data center operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	29.00%	29.00%
Voting interest (%)	100.00%	100.00%
Australian data center operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	29.00%	29.00%
Voting interest (%)	100.00%	100.00%
Indian Telecom Towers Operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	17.00%	17.00%
Voting interest (%)	62.00%	62.00%
Indian Telecom Towers Operation, Crest Digitel Private Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	17.00%	0.00%
Voting interest (%)	62.00%	0.00%
U.K. telecom towers operation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	24.00%	24.00%
Voting interest (%)	98.00%	98.00%
Holding LP
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	70.00%	70.00%
Voting interest (%)	100.00%	100.00%